Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities	3	$-	$-	$60,973

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

December 31, 2023:		Quoted Prices in	Significant Other	Significant Other
	Level	Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Securities(1)	1	$—	$—	$—
Warrant Liability- Private Placement Warrants	3	—	—	29,000

(1)	As of December 31, 2023, the entirety of the marketable securities held in the trust account were deposited into the demand deposit account.

December 31, 2022:		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury Securities	1	$356,864,000	$—	$—
Warrant Liability- Private Placement Warrants	3	—	—	7,250

Schedule of Quantitative Information in Fair Value Measurements

The following table provides quantitative information regarding Level 3 fair value measurements at December 31, 2023 and 2022:

	At December 31, 2023	At December 31, 2022
Share Price	$11.13	$10.33
Exercise Price	$11.50	$11.50
Term (years)	5.21	5.10
Industry Volatility	6.50%	4.40%
Risk Free Rate	3.77%	3.91%
Dividend Yield	0.00%	0.00%